PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 664	$ 664	€ 670
Current service cost	30		28
Interest cost / (income)	9		11
Past service cost	32		2
Immediate recognition of gains arising over the year	0		2
Administration expenses	2		2
Remeasurements due to:
—actual return less interest on plan assets	(56)		(28)
—changes in financial assumptions	(38)		67
—changes in demographic assumptions	(13)		(10)
—experience losses	(11)		(3)
Effects of changes in foreign exchange rates	23		(24)
Benefits paid	(22)		(25)
Contributions by the Group	(21)		(28)
Contributions by the plan participants	0		0
Closing balance	599		664
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,122		1,115
Current service cost	30		28
Interest cost / (income)	15		19
Past service cost	32		2
Immediate recognition of gains arising over the year	0		2
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	(38)		67
—changes in demographic assumptions	(13)		(10)
—experience losses	(11)		(3)
Effects of changes in foreign exchange rates	55		(44)
Benefits paid	(54)		(59)
Contributions by the Group	0		0
Contributions by the plan participants	5		5
Closing balance	1,143		1,122
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	906		895
Current service cost	22		21
Interest cost / (income)	10		13
Past service cost	1		0
Immediate recognition of gains arising over the year	0		0
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	(29)		51
—changes in demographic assumptions	(13)		(6)
—experience losses	(9)		(4)
Effects of changes in foreign exchange rates	38		(27)
Benefits paid	(36)		(41)
Contributions by the Group	0		0
Contributions by the plan participants	4		4
Closing balance	894		906
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	216		220
Current service cost	8		7
Interest cost / (income)	5		6
Past service cost	31		2
Immediate recognition of gains arising over the year	0		2
Administration expenses	0		0
Remeasurements due to:
—actual return less interest on plan assets	0		0
—changes in financial assumptions	(9)		16
—changes in demographic assumptions	0		(4)
—experience losses	(2)		1
Effects of changes in foreign exchange rates	17		(17)
Benefits paid	(18)		(18)
Contributions by the Group	0		0
Contributions by the plan participants	1		1
Closing balance	249		216
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(458)		(445)
Current service cost	0		0
Interest cost / (income)	(6)		(8)
Past service cost	0		0
Immediate recognition of gains arising over the year	0		0
Administration expenses	2		2
Remeasurements due to:
—actual return less interest on plan assets	(56)		(28)
—changes in financial assumptions	0		0
—changes in demographic assumptions	0		0
—experience losses	0		0
Effects of changes in foreign exchange rates	(32)		20
Benefits paid	32		34
Contributions by the Group	(21)		(28)
Contributions by the plan participants	(5)		(5)
Closing balance	€ (544)		€ (458)